1933 Act
                                                                     Rule 497(j)


August 16, 2002                                                        VIA EDGAR
                                                                       ---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:  Phoenix Life Variable Universal Life Account
     Phoenix Life Insurance Company
     Registration No. 333-86921


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses (Versions A and B) that would have been filed under rule 497(b), would not have differed from that contained in the most recent amendment and have been filed electronically on Form S-6 pursuant to Rule 485(b) on August 9, 2002.

Please call the undersigned at 860-403-5788 if you have any questions concerning this filing.

Very truly yours,


/s/Richard J. Wirth
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Richard J. Wirth
Vice President and Insurance and Investment Products Counsel
Phoenix Life Insurance Company